VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Variable Interest Entity [Line Items]
Restricted cash	$ 781	$ 772
Financing receivables, net	18,455	19,167	$ 18,366
Total Assets	45,511	46,100
Debt	23,906	24,445
Total Liabilities	39,351	41,002
Variable interest entities
Variable Interest Entity [Line Items]
Restricted cash	630	732
Financing receivables, net	9,040	9,732
Total Assets	9,670	10,464
Debt	8,858	9,692
Total Liabilities	$ 8,858	$ 9,692